ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.1%

Biotechnology – 58.3%
ATAI Life Sciences NV (Germany)(a)(b)	506,311	$2,678,385
Bright Minds Biosciences, Inc. (Canada)(b)	13,709	831,588
Clearmind Medicine, Inc. (Canada)†(a)(b)	224,378	229,987
Cybin, Inc. (Canada)(a)(b)	116,102	683,841
Enveric Biosciences, Inc.†(b)	203,679	130,232
GH Research PLC (Ireland)(a)(b)	53,991	772,071
Incannex Healthcare, Inc.(b)	471,278	218,814
Mind Medicine MindMed, Inc.(a)(b)	121,664	1,434,419
Neuphoria Therapeutics, Inc.(b)	58,563	690,458
NRX Pharmaceuticals, Inc.(b)	342,136	1,129,049
Pasithea Therapeutics Corp.(b)	257,696	185,567
Psyence Biomedical Ltd. (Canada)†(b)	5,378	17,210
Sage Therapeutics, Inc.(b)	89,780	0
Silo Pharma, Inc.(b)	364,878	251,766
Vistagen Therapeutics, Inc.(b)	206,998	734,843
Total Biotechnology		9,988,230

Healthcare - Services – 3.9%
Neuronetics, Inc.(a)(b)	190,115	519,014
Numinus Wellness, Inc. (Canada)(b)	4,092,642	147,335
Total Healthcare - Services		666,349

Pharmaceuticals – 32.9%
Alkermes PLC(b)	25,649	769,470
Compass Pathways PLC (United Kingdom)(a)(b)(c)	232,345	1,331,337
Johnson & Johnson	3,600	667,512
Neurocrine Biosciences, Inc.(b)	4,972	697,969
Quantum BioPharma Ltd. (Canada)(b)	37,237	610,687
Relmada Therapeutics, Inc.(b)	403,488	811,011
Supernus Pharmaceuticals, Inc.(b)	15,525	741,939
Unbuzzd Wellness, Inc. (Canada)(b)	263,236	0
Total Pharmaceuticals		5,629,925

Total Common Stocks (Cost $13,647,712)		16,284,504

MONEY MARKET FUNDS – 18.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(d)	854,625	854,625
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(d)(e)	2,266,150	2,266,150
Total Money Market Funds (Cost $3,120,775)		3,120,775

Total Investments – 113.3% (Cost $16,768,487)		19,405,279
Liabilities in Excess of Other Assets – (13.3%)		(2,283,166)
Net Assets – 100.0%		$17,122,113

PLC - Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,178,351; the aggregate market value of the collateral held by the fund is $2,266,150.
(b)	Non-income producing security.
(c)	American Depositary Receipt.
(d)	Rate shown reflects the 7-day yield as of September 30, 2025.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,284,504	$–	$–	$16,284,504
Money Market Funds	3,120,775	–	–	3,120,775
Total	$19,405,279	$–	$–	$19,405,279

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	58.3%
Healthcare - Services	3.9
Pharmaceuticals	32.9
Money Market Funds	18.2
Total Investments	113.3
Liabilities in Excess of Other Assets	(13.3)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2025	Value at 9/30/2025	Dividend Income
Clearmind Medicine, Inc.	$181,839	$41,149	$(22,910)	$(11,598)	$41,507	224,378	$229,987	$–
Enveric Biosciences, Inc.	125,452	139,150	–	–	(134,370)	203,679	130,232	–
Psyence Biomedical Ltd.	23,708	4,613	–	–	(11,111)	5,378	17,210	–
Total	$330,999	$184,912	$(22,910)	$(11,598)	$(103,974)	433,435	$377,429	$–